Intangible Assets (Tables) - Allrites Holdings Pte Ltd And Subsidiaries [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of intangible assets

	Useful Life	June 30, 2024	December 31, 2023
Capitalized software development costs	5 years	$89,995	$89,995
Less: Accumulated Amortization		(67,206)	(58,207)
Total intangibles, net		$22,789	$31,788

	Useful	December 31,
	Life	2023	2022
Capitalized software development costs	5 years	$89,995	$89,995
Less: Accumulated Amortization		(58,207)	(40,208)
Total intangibles, net		$31,788	$49,787

Schedule of estimated future amortization expense

Remainder of 2024	$9,000
2025	13,789
$22,789

2024	$17,999
2025	13,789
$31,788